Income tax - Tax rates (Details) ¥ in Thousands, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended				24 Months Ended	36 Months Ended
	Nov. 30, 2018	Mar. 31, 2021	Dec. 31, 2023	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022 USD ($)
Income tax
Tax expense				¥ 118,352	$ 18,669	¥ 94,546	¥ 101,084
Provision for withholding tax				8,000										$ 1,262
Withholding tax amount on dividends				7,500	$ 1,183	2,000	4,500
Undistributed earnings that may be subject to the withholding tax				3,863,157										609,398
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries				386,316										$ 60,940
Cayman Islands
Income tax
Withholding tax amount on dividends				0
British Virgin Islands
Income tax
Withholding tax amount on dividends				0
Hong Kong Profits Tax
Income tax
Tax expense				¥ 0		¥ 0	¥ 0
PRC tax laws and rules
Income tax
Withholding tax rate				10.00%	10.00%
Beijing Jiachenhong
Income tax
HNTE preferential tax rate										15.00%			15.00%
Guangzhou Nuoya
Income tax
HNTE preferential tax rate											15.00%
Zhejiang Lukou
Income tax
Certificate Validity	3 years
HNTE preferential tax rate		15.00%	15.00%					15.00%	15.00%			15.00%
Subsidiaries | PRC tax laws and rules
Income tax
Statutory income tax rate (as a percent)				25.00%	25.00%